Document and Entity Information	Apr. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2022
Entity Registrant Name	AmerInst Insurance Group, Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	000-28249
Entity Tax Identification Number	98-0207447
Entity Address, Address Line One	c/o Citadel Management Bermuda Limited, 25 Church Street
Entity Address, Address Line Two	Continental Building P.O. Box HM 1601
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HMGX
City Area Code	441
Local Phone Number	295-6015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001065201